Vessels - Carrying value of vessels (Details)	6 Months Ended
Jun. 30, 2019 USD ($)
Carrying value of assets [Abstract]
Growth rate in freight rates	2.33%
Discount rate used	7.54%
Number of vessels	109
Impairment loss	$ 0
Percentage increase in discount rate used in sensitivity analysis	1.00%
Impact on impairment loss with 5% decrease in forecasted time charter rates	5.00%
Impairment from increase in discount rate and decrease in forecasted time charter rate	$ 0